N-2 - $ / shares		3 Months Ended																				12 Months Ended
		Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key																						0001513363
Amendment Flag																						false
Document Type																						DEF 14A
Entity Registrant Name																						Fidus Investment Corporation
General Description of Registrant [Abstract]
Share Price [Table Text Block]	The following table lists the high and low sales prices for our common stock, and the sales prices as percentages of NAV. On March 21, 2024, the last reported closing sale price of our common stock on the Nasdaq Global Select Market was $19.04.

Period	NAV (1)	High Closing Sales Price	Low Closing Sales Price	Premium / (Discount) of High Sales Price to NAV (2)	Premium / (Discount) of Low Sales Price to NAV (2)	Dividends Declared Per Share (3)
Year Ended December 31, 2023:
First Quarter	$19.39	$20.90	$18.29	7.8%	(5.7)%	$0.66
Second Quarter	19.13	20.08	18.10	5.0	(5.4)	0.70
Third Quarter	19.28	20.98	18.80	8.8	(2.5)	0.72
Fourth Quarter	19.37	20.13	17.69	3.9	(8.7)	0.80
Year Ended December 31, 2022:
First Quarter	$19.91	$20.52	$17.02	3.1%	(14.5)%	$0.53
Second Quarter	19.80	20.94	16.61	5.8	(16.1)	0.43
Third Quarter	19.41	20.62	16.92	6.2	(12.8)	0.43
Fourth Quarter	19.43	20.69	16.88	6.5	(13.1)	0.61
Year Ended December 31, 2021:
First Quarter	$16.90	$15.67	$12.78	(7.3)%	(24.4)%	$0.38
Second Quarter	17.57	17.89	15.70	1.8	(10.6)	0.39
Third Quarter	18.31	18.39	16.45	0.4	(10.2)	0.42
Fourth Quarter	19.96	18.63	16.97	(6.7)	(15.0)	0.41
Year Ended December 31, 2020:
First Quarter	$15.37	$15.55	$4.72	1.2%	(69.3)%	$0.39
Second Quarter	15.39	11.02	5.36	(28.4)	(65.2)	0.30
Third Quarter	15.94	10.72	8.49	(32.7)	(46.7)	0.30
Fourth Quarter	16.81	14.31	10.00	(14.9)	(40.5)	0.34
Year Ended December 31, 2019:
First Quarter	$16.55	$15.68	$11.90	(5.3)%	(28.1)%	$0.39
Second Quarter	16.29	16.47	15.33	1.1	(5.9)	0.39
Third Quarter	16.47	16.33	14.49	(0.9)	(12.0)	0.39
Fourth Quarter	16.85	16.06	14.17	(4.7)	(15.9)	0.43

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as the respective high or low sales price divided by NAV.
(3)
Represents the distribution declared in the specified quarter. We have adopted an “opt out” dividend reinvestment plan for our common stockholders. As a result, if we declare a distribution, then stockholders’ cash distributions will be automatically reinvested in additional shares of our common stock, unless they specifically “opt out” of the dividend reinvestment plan so as to receive cash distributions.

Lowest Price or Bid		$ 17.69	$ 18.8	$ 18.1	$ 18.29	$ 16.88	$ 16.92	$ 16.61	$ 17.02	$ 16.97	$ 16.45	$ 15.7	$ 12.78	$ 10	$ 8.49	$ 5.36	$ 4.72	$ 14.17	$ 14.49	$ 15.33	$ 11.9
Highest Price or Bid		$ 20.13	$ 20.98	$ 20.08	$ 20.9	$ 20.69	$ 20.62	$ 20.94	$ 20.52	$ 18.63	$ 18.39	$ 17.89	$ 15.67	$ 14.31	$ 10.72	$ 11.02	$ 15.55	$ 16.06	$ 16.33	$ 16.47	$ 15.68
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[1]	3.90%	8.80%	5.00%	7.80%	6.50%	6.20%	5.80%	3.10%	(6.70%)	0.40%	1.80%	(7.30%)	(14.90%)	(32.70%)	(28.40%)	1.20%	(4.70%)	(0.90%)	1.10%	(5.30%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[1]	(8.70%)	(2.50%)	(5.40%)	(5.70%)	(13.10%)	(12.80%)	(16.10%)	(14.50%)	(15.00%)	(10.20%)	(10.60%)	(24.40%)	(40.50%)	(46.70%)	(65.20%)	(69.30%)	(15.90%)	(12.00%)	(5.90%)	(28.10%)
NAV Per Share	[2]	$ 19.37	$ 19.28	$ 19.13	$ 19.39	$ 19.43	$ 19.41	$ 19.8	$ 19.91	$ 19.96	$ 18.31	$ 17.57	$ 16.9	$ 16.81	$ 15.94	$ 15.39	$ 15.37	$ 16.85	$ 16.47	$ 16.29	$ 16.55	$ 19.37

[1]	Calculated as the respective high or low sales price divided by NAV.
[2]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.